Consolidated Balance Sheets		Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Current assets
Cash at banks		$ 892,525	$ 2,376,362
Accounts receivable, net		4,618,433	1,631,524
Contract assets, net		183,809	48,451
Deferred offering cost			947,587
Deposits and prepayments		402,393	16,782
Total current assets		6,097,160	5,020,706
Non-current assets
Plant and equipment, net		34,108	62,507
Right-of-use assets - operating lease		51,518	5,894
Contract assets, net		220,766	273,509
Prepayments		910,293
Deferred tax assets		9,489	7,104
Total non-current assets		1,226,174	349,014
Total assets		7,323,334	5,369,720
Current liabilities
Accounts payable		569,552	1,350,632
Finance lease liabilities		5,334	5,334
Operating lease liabilities		22,357	5,943
Due to a director		39,767	157,257
Accrued expenses		238,419	696,966
Income tax payable		240,972	23,060
Total current liabilities		1,116,401	2,239,192
Non-current liabilities
Operating lease liabilities		29,161
Finance lease liabilities		8,443	13,777
Long service payments obligation		10,781	6,625
Total non-current liabilities		48,385	20,402
Total liabilities		1,164,786	2,259,594
Shareholders’ equity
Ordinary shares, 5,000,000,000 shares authorized; USD0.00001 par value, 21,600,000 and 20,000,000 shares issued and outstanding, as of March 31, 2026 and 2025, respectively	[1]	216	200
Subscription receivable
Additional paid in capital		4,624,430	375,064
Retained earnings		1,533,902	2,734,862
Total shareholders’ equity		6,158,548	3,110,126
Total liabilities and shareholders’ equity		$ 7,323,334	$ 5,369,720

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (See Note 13).